Equity Incentive Plan - Non-Vested Shares (Table) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Nonvested Stock
At beginning of period	1,965,983	1,849,749
Granted	1,316,000	1,141,000
Vested	(1,479,156)	(1,023,266)
Forfeited	(20,000)	(1,500)
At end of period	1,782,827	1,965,983
Weighted Average Grant Date Market Price
At beginning of period	$ 11.05	$ 8.51
Granted	6.6	12.88
Vested	8.85	8.91
Forfeited	12.93	8.37
At end of period	$ 9.21	$ 11.05